Share Capital (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Outstanding Share Price Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2022 and April 30, 2021 and the changes during the period ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2020 and April 30, 2021	3,250,000	$0.21
Expired	(3,250,000)	0.21

Outstanding at April 30, 2020 and April 30, 2021	—	—

RSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Summary of RSU And DSU Plan
Units
Outstanding at April 30, 2020	330,000
Expired	(220,000)
Exercised	(110,000)

Outstanding at April 30, 2021	—
Granted	1,655,000
Outstanding at April 30, 2022	1,655,000

DSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Summary of RSU And DSU Plan	The DSU share plan transactions during the period were as follows:

Units
Outstanding at April 30, 2020	1,010,000
Exercised	(210,000)
Outstanding at April 30, 2021	800,000
Granted	1,725,000

Outstanding at April 30, 2022	2,525,000